Annual Operating Expenses {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-15 - Fidelity China Region Fund	Dec. 30, 2021
Fidelity Advisor China Region Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.21%
Fidelity Advisor China Region Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.32%
Total annual operating expenses	1.50%
Fidelity Advisor China Region Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	1.96%
Fidelity Advisor China Region Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.93%
Fidelity Advisor China Region Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.80%